Leases - Schedule of Operating and Finance Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Leases - Schedule of Operating and Finance Leases (Details) [Line Items]
Operating lease right-of-use assets	$ 427,910		$ 427,910		$ 689,165
Current portion of operating lease liabilities	260,074		260,074		443,519
Long-term portion of operating lease liabilities	106,155		106,155		235,492
Total operating lease liabilities	366,229		366,229		679,011
Current portion of finance lease liabilities	6,960		6,960		7,141
Long-term portion of finance lease liabilities	165,226		165,226		177,403
Total finance lease liabilities	172,186		172,186		184,544
Operating lease expense:
Operating lease expense	144,504	$ 212,015	291,294	$ 428,847
Short-term lease expense		9,665	1,629	17,353
Total operating lease expense	144,504	221,680	292,923	446,200
Finance lease expense:
Amortization of leased assets	10,016	11,653	20,402	23,488
Interest on lease liabilities	2,140	2,392	4,380	4,884
Total finance lease expense	12,156	14,045	24,782	28,372
Rental income		(59,088)		(116,841)
Total lease costs	$ 156,660	$ 176,637	$ 317,705	$ 357,731
Weighted-average remaining lease term (in years)
Operating leases	1 year 3 months 18 days		1 year 3 months 18 days
Finance expense	1 year 5 months 19 days		1 year 5 months 19 days
Weighted-average discount rate:
Operating leases	12.00%		12.00%
Finance expense	4.89%		4.89%
Previously Reported [Member]
Leases - Schedule of Operating and Finance Leases (Details) [Line Items]
Property, plant and equipment, net	$ 72,061		$ 72,061		$ 82,077